RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2013
RENTALS AND LEASES
Future minimum payments under operating leases with noncancelable terms in excess of one year	MILLIONS
2014	$122
2015	101
2016	89
2017	72
2018	59
Thereafter	168
Total	$611